Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Oct. 01, 2018
Available-for-sale securities reserve
Opening balance	$ 37	$ 35	$ 64
Impact on adoption of AASB 9	(37)
Net gains/(losses) from changes in fair value		(71)	(33)
Income tax effect		24	10
Transferred to income statements		75	(9)
Income tax effect		(28)	3
Exchange differences		2
Closing balance		37	35
Debt securities at FVOCI reserve
Impact on adoption of AASB 9	33
Net gains/(losses) from changes in fair value	64
Income tax effect	(21)
Transferred to income statement	(25)
Income tax effect	7
Exchange differences	1
Closing balance	59
Equity securities at FVOCI reserve
Impact on adoption of AASB 9	6
Net gains/(losses) from changes in fair value	1
Closing balance	7
Share-based payment reserve
Opening balance	1,534	1,500	1,431
Share-based payment expense	70	34	69
Closing balance	1,604	1,534	1,500
Cash flow hedge reserve
Opening balance	(125)	(134)	(154)
Net gains/(losses) from changes in fair value	(192)	(96)	(65)
Income tax effect	56	28	19
Cash flow hedging instruments	80	109	94
Income tax effect	(23)	(32)	(28)
Closing balance	(204)	(125)	(134)
Foreign currency translation reserve
Opening balance	(351)	(494)	(529)
Exchange differences on translation of foreign operations (net of associated hedges)	55	143	38
Transferred to income statements	(10)		(3)
Closing balance	(306)	(351)	(494)
Other reserves
Opening balance	(18)	(17)	(18)
Transactions with owners	(1)	(1)	1
Closing balance	(19)	(18)	(17)
Total other reserves	$ 1,141	$ 1,077	$ 890	$ 1,079